LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
LOSS PER SHARE
NOTE 22 - LOSS PER SHARE

a.	Basic

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares in issue.

	For the year ended December 31,
	2024	2023	2022
Loss for the year attributed to holders of ordinary shares (US Dollars in thousands)	(5,631)	(15,887)	(37,509)
Weighted average of number of ordinary shares in issue (in thousands)	35,762	33,149	32,817
Basic loss per ordinary share (in dollars)	(0.157)	(0.479)	(1.143)

b.	Diluted

Instruments that can potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share, as their impact was anti-dilutive:

	Thousands of shares
	As of December 31,
	2024	2023	2022
Outstanding awards at end of the year issued as part of share-based compensation	2,494	3,339	3,823